DIVESTED BUSINESSES, DISCONTINUED OPERATIONS AND HELD-FOR-SALE CLASSIFICATION (Details 3) (USD $)	3 Months Ended								12 Months Ended				1 Months Ended		12 Months Ended			1 Months Ended		3 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010 aircraft	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010 aircraft	Dec. 31, 2009	Dec. 31, 2010 Assets held-for-sale	Nov. 30, 2010 AGF	Aug. 31, 2010 AGF	Dec. 31, 2010 AGF	Dec. 31, 2011 AGF	Aug. 10, 2010 AGF	Feb. 28, 2011 Star/Edison Sale	Sep. 30, 2010 Star/Edison Sale	Sep. 30, 2010 Star/Edison Sale	Dec. 31, 2011 Star/Edison Sale	Dec. 31, 2010 Star/Edison Sale	Aug. 31, 2011 Nan Shan	Jan. 31, 2011 Nan Shan	Dec. 31, 2011 Nan Shan	Dec. 31, 2010 ALICO	Dec. 31, 2011 Discontinued operations	Dec. 31, 2010 Discontinued operations	Dec. 31, 2009 Discontinued operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Economic interest (as a percent)																	80.00%
Voting interest (as a percent)														84.00%										97.57%
Voting interest after sale (as a percent)													16.00%
Carrying value shown as a cost method investment in Other invested assets																$ 30,000,000
Pre-tax gain (loss) reflected in Income (loss) from discontinued operations in the Income Statement															(1,700,000,000)			3,500,000,000							1,000,000,000	4,100,000,000	2,338,000,000	5,389,000,000	(530,000,000)
Retained economic interest after sale (as a percent)															20.00%
Amount of debt assumed by purchaser as part of total consideration received																		600,000,000	600,000,000		0
Goodwill impairment charge									0											1,300,000,000		1,300,000,000				3,300,000,000
Cash consideration														125,000,000				4,800,000,000	4,800,000,000				2,150,000,000
Revenues:
Premiums									38,990,000,000	45,319,000,000	48,583,000,000																5,012,000,000	18,296,000,000	18,325,000,000
Net investment income									14,755,000,000	20,934,000,000	18,992,000,000																1,632,000,000	6,924,000,000	7,851,000,000
Net realized capital gains (losses)									541,000,000	(164,000,000)	(5,210,000,000)																844,000,000	289,000,000	(920,000,000)
Other income									2,758,000,000	3,989,000,000	5,459,000,000																5,000,000	1,607,000,000	2,285,000,000
Total revenues	17,419,000,000	12,719,000,000	16,680,000,000	17,439,000,000	21,203,000,000	19,456,000,000	18,318,000,000	18,560,000,000	64,257,000,000	77,537,000,000	75,447,000,000																7,493,000,000	27,116,000,000	27,541,000,000
Benefits, claims and expenses									65,158,000,000	57,871,000,000	89,889,000,000																6,324,000,000	29,219,000,000	25,975,000,000
Interest expense allocation									3,871,000,000	7,981,000,000	14,358,000,000																2,000,000	75,000,000	89,000,000
Income (loss) from discontinued operations																											1,167,000,000	(2,178,000,000)	1,477,000,000
Income from discontinued operations, before tax expense (benefit)									(3,505,000,000)	(3,211,000,000)	(947,000,000)																3,505,000,000	3,211,000,000	947,000,000
Income tax expense (benefit)									(1,038,000,000)	(3,856,000,000)	1,714,000,000																1,038,000,000	3,856,000,000	(1,714,000,000)
Income (loss) from discontinued operations, net of income tax	140,000,000	(221,000,000)	(37,000,000)	2,585,000,000	3,574,000,000	(1,869,000,000)	(2,645,000,000)	295,000,000	2,467,000,000	(645,000,000)	2,661,000,000																2,467,000,000	(645,000,000)	2,661,000,000
Assets:
Fixed maturity securities												77,905,000,000
Equity securities	3,624,000,000				4,581,000,000				3,624,000,000	4,581,000,000		4,488,000,000
Mortgage and other loans receivable, net												5,584,000,000
Other invested assets	40,744,000,000				42,210,000,000				40,744,000,000	42,210,000,000		4,167,000,000
Short-term investments	22,572,000,000				43,738,000,000				22,572,000,000	43,738,000,000		3,670,000,000
Deferred policy acquisition costs and Other assets												5,147,000,000
Separate account assets	51,388,000,000				54,432,000,000				51,388,000,000	54,432,000,000		3,745,000,000
Assets of businesses held for sale												104,706,000,000
Flight equipment	35,539,000,000				38,510,000,000				35,539,000,000	38,510,000,000	44,091,000,000	255,000,000
Total assets held for sale					104,961,000,000					104,961,000,000		104,961,000,000
Liabilities:
Future policy benefits for life and accident and health insurance contracts	34,317,000,000				31,268,000,000				34,317,000,000	31,268,000,000		61,767,000,000
Policyholder contract deposits	126,898,000,000				121,373,000,000				126,898,000,000	121,373,000,000		26,847,000,000
Other liabilities	27,554,000,000				29,108,000,000				27,554,000,000	29,108,000,000		3,039,000,000
Other long-term debt	75,253,000,000				85,476,000,000				75,253,000,000	85,476,000,000		525,000,000
Separate account liabilities	51,388,000,000				54,432,000,000				51,388,000,000	54,432,000,000		3,745,000,000
Total liabilities held for sale					$ 95,923,000,000					$ 95,923,000,000		$ 95,923,000,000
Number of aircraft under agreements to be sold					9					9